EQUITY (CAPITAL DEFICIENCY) (Tables)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Additional Information about Warrants and Share Options

	Outstanding as of June 30, 2012
Exercise price	Warrants and options outstanding	Weighted average remaining contractual life (years)	Warrants and options exercisable
0 - 0.001	3,906,137	4.72	3,703,236
0.183	205,012	3.41	205,012
0.188	334,545	3.73	334,545
0.73	505,000	9.92
0.79	390,000	9.97
0.8	300,000	9.9
0.99	584,357	5.76	584,357
1.23	3,450,326	4.59	2,950,722
1.5	3,139,232	3.79	2,719,357
1.725	14,608	6.5	14,608
1.75	81,161	3.92	27,054
1.8	752,717	4.2	752,717
1.93	215,000	3.94	66,666
1.95	3,347,000	9.38	483,333
2.00	40,000	4.18
2.1	10,000	9.5
2.5	500,000	9.04
2.6	5,000	3.98	1,667
	17,780,095	5.85	11,843,274

Schedule of Allocation of Share Based Compensation Expense
	6 months ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Revenue	$68	$-	$-	$-
Cost of revenues	35	350	160	49
Research and development	206	267	536	356
Sales and marketing	181	431	55	92
General and administrative	1,454	8,542	869	65
	$1,944	$9,590	$1,620	$562

Options and Warrants Granted to Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Information about Warrants and Share Options
	6 month period ended		Year Ended December 31,
	June 30, 2012		2011		2010		2009
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	8,071,024	$1.4	3,502,097	$0.69	2,057,430	$0.65	2,447,166	$0.53
Granted*	1,335,000	0.89	6,292,416	1.92	1,785,543	0.62	227,251	0.79
Forfeited	(121,684)	1.59	(723,489)	1.68	(340,876)	0.65	(158,264)	0.85
Exercised	-	-	(1,000,000)	1.5	-	-	(458,723)	-
Outstanding -end of period	9,284,331	1.32	8,071,024	$1.4	3,502,097	$0.69	2,057,430	$0.65
Exercisable at the end of the period	3,616,433	$0.88	2,868,463	$0.71	2,204,536	$0.74	1,034,129	$0.3

* Including 40,000 and 1,450,000 options with performance conditions in the period ended June 30, 2012 and the year ended December 31, 2011, respectively. See Note 2m.

Schedule of Assumptions used to determine the Fair Value of Options
	6 months ended	Year ended December 31
	June 30, 2012	2011	2010	2009
Expected life	5.5-6.5 years	0.17-6.5 years	5.25-6 years	5.54-6 years
Risk-free interest rates	0.7%-1.3%	0.03%-2.79%	1.7%-2.69%	1.7%-2.49%
Volatility	58%-66%	55%-79%	79%-80%	75%-79%
Dividend yield	0%	0%	0%	0%

Options and Warrants Granted to Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Information about Warrants and Share Options
	6 month period ended		Year Ended December 31,
	June 30, 2012		2011		2010		2009
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	8,402,024	$0.98	4,697,606	$0.39	3,739,908	$0.2	3,382,142	$0.1
Granted*	531,446	1.24	3,963,322	1.48	1,079,440	1.21	357,766	1.07
Forfeited	(437,706)	0.59	(258,904)	0.62	(121,742)	-	-	-
Exercised	-	-	-	-	-	-	-	-
Outstanding - end of period	8,495,764	$0.95	8,402,024	$0.98	4,697,606	$0.39	3,739,908	$0.2
Exercisable at the end of the period	8,226,841	$0.94	8,199,858	$0.96	4,635,583	$0.4	3,439,944	$0.12

* Including 77,915 and 97,394 options with performance conditions in the period ended June 30, 2012 and the year ended December 31, 2011, respectively. See Note 2m.

Schedule of Assumptions used to determine the Fair Value of Options
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
Expected life	2-10 years	1-10 years	9.7-10 years	9-10 years
Risk-free interest rates	0.3%-1.47%	1.02%-3.39%	2.65%-3.01%	3.4%-3.59%
Volatility	47%-65%	53%-62%	87%	86%-91%
Dividend yield	0%	0%	0%	0%